Offering - Additional Information (Details) - USD ($)					1 Months Ended	9 Months Ended
	Feb. 12, 2021	Feb. 11, 2021	Feb. 11, 2021	Feb. 08, 2021	Dec. 31, 2020	Sep. 30, 2021
Class Of Stock [Line Items]
Number of fractional shares issued upon exercise of warrants						0
Period after business combination when warrants become exercisable						30 days
Period after offering when warrants become exercisable						12 days
Warrants exercisable expiration period after completion of business combination						5 years
Redemption price per warrant						$ 0.01
Minimum period of prior written notice of redemption of warrants						30 days
Minimum price per share required for redemption of warrants						$ 18.00
GigCapital4, Inc
Class Of Stock [Line Items]
Sale of common stock, Shares		35,880,000			156,000
Sale of stock price per unit		$ 10.00	$ 10.00			10.00
Common stock, par value		$ 0.0001	$ 0.0001		$ 0.0001	0.0001
Number of public warrants to be exercised in order to obtain whole shares of common stock		3
Number of shares of common stock per unit		1	1		1
Exercise price of warrants		$ 11.50	$ 11.50
Number of fractional shares issued upon exercise of warrants		0
Period after business combination when warrants become exercisable			30 days
Warrants exercisable expiration period after completion of business combination		5 years
Period allotted to complete the business combination		24 months
Redemption price per warrant		$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants		30 days
Underwriters option period					45 days
Paid an underwriting discount in cash					$ 0.20	0.20
Deferred underwriting commissions per unit					$ 0.35	$ 0.35
Aggregate deferred underwriting commissions					$ 10,920,000	$ 12,558,000
Option to purchase additional units to cover over-allotments					4,680,000
Proceeds from Issuance of Private Placement to Units					$ 1,560,000
GigCapital4, Inc | Subsequent Events
Class Of Stock [Line Items]
Sale of stock price per unit					$ 10.00
Number of public warrants to be exercised in order to obtain whole shares of common stock					3
Number of shares of common stock per unit		1	1
Exercise price of warrants		$ 11.50	$ 11.50		$ 11.50
Proceeds from Issuance of Private Placement to Units	$ 361,954,526
Over-Allotment Option | GigCapital4, Inc
Class Of Stock [Line Items]
Sale of common stock, Shares		4,680,000			249,600	249,600
Underwriters option period						45 days
Aggregate deferred underwriting commissions					$ 12,558,000
Option to purchase additional units to cover over-allotments					4,680,000	4,680,000
Proceeds from Issuance of Private Placement to Units					$ 2,496,000	$ 2,496,000
Over-Allotment Option | GigCapital4, Inc | Subsequent Events
Class Of Stock [Line Items]
Sale of common stock, Shares		4,680,000
Warrants | GigCapital4, Inc
Class Of Stock [Line Items]
Sale of common stock, Shares					31,200,000
Sale of units description		Each Unit consists of one share of the Company’s common stock, $0.0001 par value (“Common Stock”), and one-third (1/3) of one redeemable warrant (a “Public Warrant”)			Each Public Unit consists of one share of the Company’s common stock, $0.0001 par value and one-third (1/3) of one warrant to purchase one share ofcommon stock (the “Public Warrants”).
Exercise price of warrants						$ 11.50
Number of fractional shares issued upon exercise of warrants					0
Period after business combination when warrants become exercisable					30 days	30 days
Period after offering when warrants become exercisable					12 months	12 months
Warrants exercisable expiration period after completion of business combination					5 years	5 years
Period allotted to complete the business combination					24 days	24 months
Net cash settlement value of warrants					$ 0	$ 0
Redemption price per warrant					$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants					30 days	30 days
Minimum price per share required for redemption of warrants		$ 18.00			$ 18.00	$ 18.00
Warrants redemption covenant, threshold trading days					20 days	20 days
Warrants redemption covenant, threshold consecutive trading days					30 days	30 days
Warrants | GigCapital4, Inc | Subsequent Events
Class Of Stock [Line Items]
Sale of units description		Each Public Unit consists of one share of common stock and one-third (1/3) of a Public Warrant.		Each Public Unit consists of one share of the Company’s common stock, $0.0001 par value, and one-third (1/3) of one Public Warrant.
Warrants | Over-Allotment Option | GigCapital4, Inc
Class Of Stock [Line Items]
Sale of common stock, Shares					4,680,000